Common Stock - Changes in Common Stock During the Period (Details) - shares		3 Months Ended	12 Months Ended
	Dec. 14, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Class A
Increase (Decrease) in Shares Outstanding
Beginning balance (in shares)			50,151,265	15,752,736	494,200
Issued shares (in shares)		3,098,946	3,360,471	34,498,220	11,950,844
Forfeited shares (in shares)			(37,188)	0	0
Repurchased shares (in shares)			(313,313)	(99,691)	0
Converted shares (in shares)	24,158,146		24,158,146	0	3,307,692
Ending balance (in shares)		77,319,381.000000	77,319,381.000000	50,151,265	15,752,736
Common Class B
Increase (Decrease) in Shares Outstanding
Beginning balance (in shares)			135,963,975.000000	125,282,892	114,605,747
Issued shares (in shares)			0	10,681,083	16,981,664
Repurchased shares (in shares)			0	0	(2,996,827)
Converted shares (in shares)	(24,158,146)		(24,158,146)	0	(3,307,692)
Ending balance (in shares)		111,805,829	111,805,829	135,963,975.000000	125,282,892
Common Class M-1
Increase (Decrease) in Shares Outstanding
Beginning balance (in shares)			5,198,273.000000	5,198,273	5,198,273
Forfeited shares (in shares)			(270,543)	0	0
Repurchased shares (in shares)			(298,222)	0	0
Converted shares (in shares)			(1,155,303)	0	0
Ending balance (in shares)		3,474,205	3,474,205	5,198,273.000000	5,198,273
Common Class M-2
Increase (Decrease) in Shares Outstanding
Beginning balance (in shares)			3,125,869	3,125,869	3,226,792
Forfeited shares (in shares)			(161,474)	0	(80,738)
Repurchased shares (in shares)			(107,650)	0	(20,185)
Converted shares (in shares)			(1,788,998)	0	0
Ending balance (in shares)		1,067,747	1,067,747	3,125,869	3,125,869
Common Class M-3
Increase (Decrease) in Shares Outstanding
Beginning balance (in shares)			3,110,000.00	3,350,000	0
Issued shares (in shares)			0	0	3,390,000
Forfeited shares (in shares)			(224,000)	(216,000)	(32,000)
Repurchased shares (in shares)			(96,000)	(24,000)	(8,000)
Converted shares (in shares)			(1,443,700)	0	0
Ending balance (in shares)		1,346,300	1,346,300	3,110,000.00	3,350,000
Common Class M-4
Increase (Decrease) in Shares Outstanding
Beginning balance (in shares)			5,038,443	0	0
Issued shares (in shares)			990,650	5,316,751	0
Forfeited shares (in shares)			(452,528)	(242,050)	0
Repurchased shares (in shares)			(99,732)	(36,258)	0
Converted shares (in shares)			(79,031)	0	0
Ending balance (in shares)		5,397,802	5,397,802	5,038,443	0